BUSINESS COMBINATION (Narrative) (Details) € in Thousands, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 31, 2018 EUR (€)	May 08, 2017 CNY (¥)	Jul. 17, 2017 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CNY (¥)	Apr. 20, 2020 EUR (€)
Business Acquisition [Line Items]
Long-term sustainable growth rate (as a percent)									0.00%	0.00%
Impairment of goodwill					$ 18,638	¥ 129,752		¥ 0		¥ 0
Fair Values Assumptions Expected Volatility Rate									10.00%	10.00%
Fair Value Of Non Controlling Interest				€ 2,915
Redeemable Noncontrolling Interest, Equity, Redemption Value	€ 3,745						€ 3,745
Percentage of Shares subject to Repurchase	7.00%
Subsequent Event [Member]
Business Acquisition [Line Items]
Redeemable Noncontrolling Interest, Equity, Common, Redemption Value											€ 1,900
Daguoxiaoxian [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired		70.00%
Business Combination, Consideration Transferred | ¥		¥ 2,000
Multi Group [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired			93.00%
Discount rate (as a percent)			16.00%	17.50%	17.50%	17.50%	17.50%	17.50%
Long-term sustainable growth rate (as a percent)			2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Impairment of goodwill					$ 18,638	¥ 129,752
Impairment of intangible assets					$ 26,120	181,845
Contributed revenues to the Group				€ 4,612		¥ 35,596	€ 13,507	¥ 105,511	€ 6,447	¥ 49,370
Payments to Acquire Businesses, Gross			€ 49,754
Business Combination, Consideration Transferred			€ 49,800
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	€ 2,504						€ 2,504
Noncontrolling Interest, Ownership Percentage by Parent	7.00%			7.00%			7.00%
Fair Values Assumptions Expected Volatility Rate			3.00%	5.50%	5.50%	5.50%	5.50%	5.50%
Business Combination, Separately Recognized Transactions, Net Gains and Losses				€ 3,004		¥ 23,185	€ 2,311	¥ 18,050	€ 386	¥ 2,959
Foreign Currency Exchange Rate, Translation	7.8473		7.7514	7.8155			7.8473
Redeemable Noncontrolling Interest, Equity, Redemption Value				€ 1,900
Redeemable Noncontrolling Interest, Equity, Common, Redemption Value				€ 1,900
Multi Group [Member] | General and administrative [Member]
Business Acquisition [Line Items]
Acquisition-related costs | ¥								¥ 18,766